Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	ABHD
Entity Registrant Name	Abtech Holdings, Inc.
Entity Central Index Key	0001405858
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company